Vanguard Municipal Money Market Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Municipal Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Municipal Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Municipal Money Market Fund (the “Fund”) seeks to provide current income that is exempt from federal personal income taxes while maintaining liquidity and a stable share price of $1.